Net Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss, basic	$ (29,908)	$ (15,923)
Denominator:
Weighted average common stock outstanding, basic	12,552,925	10,123,169
Net loss per share, basic	$ (2.38)	$ (1.57)